Consolidated companies and businesses acquired and divested	6 Months Ended
Jun. 30, 2022
Consolidated companies and businesses acquired and divested [Abstract]
Consolidated companies and businesses acquired and divested
21

Consolidated companies and businesses acquired and divested
On 28 October 2021 ING announced that its subsidiary Payvision will start phasing out its services as a payment service provider and acquirer.

The aim is to complete the phase-out process in 2022.
ING has been active in the French retail banking market since 2000 as an online bank. In December 2021 ING announced that it will leave the retail banking market in France in order to sharpen the focus of its business
portfolio. ING and Boursorama (a subsidiary of Societe Generale) have signed an agreement to offer the
attractive services to retail customers

of ING in France.

The contract allows ING customers to join Boursorama

and benefit from a simplified account opening process
and exclusive offers. The agreement

also includes the transfer to Boursorama of ‘as

surance-vie’ (investment
products) contracts, for which ING acts as a broker

with Generali Vie. Home loans and consumer loans are not
included in the agreement and the portfolio will continue to be managed by ING.
The agreement follows ING’s

announcement in December 2021 to exit the French retail banking market.

The aim
is to finalise this exit by the end of 2022. ING’s departure from the France retail banking market is proceeding
well with EUR 5.5

billion saving accounts already transferred

to Boursorama. ING will continue its Wholesale
Banking activities in France, with a focus on strengthening its position and the ambition to be the go-to bank for sustainable finance.